Capital structure and financial items - Financial risks - Foreign exchange sensitivity analysis (Details) - Foreign exchange risk - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent decrease that would impact results (in percentage)	5.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	kr 2,350	kr 1,900
CNY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	360	460
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	230	200
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	200	140
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	120	110
Effect if immediate 5% increase in foreign exchange rates of all other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement	113	299
Other comprehensive income	(2,677)	(1,893)
Total	(2,564)	(1,594)
Effect if immediate 5% increase in foreign exchange rates of USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement	(87)	2
Other comprehensive income	(2,218)	(1,380)
Total	kr (2,305)	kr (1,378)